Qualitative and Quantitative Information of Financial Risks - Schedule of Interest Rate Sensitivity (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Interest Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0100	0.0020
Decrease in interest rate	(0.0100)	(0.0020)
Effect on profit before tax due to decrease in interest rate	€ (201)	€ (92)
Effect on profit before tax due to increase in interest rate	€ 201	€ 92
Interest Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0050	0.0050
Decrease in interest rate	(0.0050)	(0.0050)
Effect on profit before tax due to decrease in interest rate	€ (502)	€ (230)
Effect on profit before tax due to increase in interest rate	€ 502	€ 230
Interest Rate Sensitivity Three
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0020	0.0100
Decrease in interest rate	(0.0020)	(0.0100)
Effect on profit before tax due to decrease in interest rate	€ (1,004)	€ (461)
Effect on profit before tax due to increase in interest rate	€ 1,004	€ 461